Commitments and Contingencies	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies
9. COMMITMENTS AND CONTINGENCIES
Warranties and Indemnification
The Company’s commercial services are typically warranted to perform in a manner consistent with general industry standards that are reasonably applicable and materially in accordance with the Company’s documentation under normal use and circumstances.
The Company’s arrangements generally include certain provisions for indemnifying customers against liabilities if its products or services infringe third- party intellectual property rights. To date, the Company has not incurred any material costs as a result of such obligations and has not accrued any liabilities related to such obligations in the accompanying financial statements.
Litigation
On January 12, 2021, dMY Technology Group, Inc. II, dMY Sponsor II, LLC, dMY, and dMY Sponsor III, LLC (“Sponsor”) accepted service of a lawsuit where they were named as counterclaim defendants in an underlying action by and between GTY Technology Holdings, Inc. (“GTY”), dMY Technology Holdings Inc., dMY Sponsor, LLC, dMY Sponsor II, LLC, dMY Technology Group Inc. II, dMY and Sponsor (collectively “dMY Defendants”) and Carter Glatt (“Glatt”) and Captains Neck Holdings LLC (“Captains Neck”), an entity of which Mr. Glatt is a member. The underlying lawsuit, filed by dMY Technology Group, Inc. and dMY Sponsor, LLC, seeks a declaratory judgment that Glatt and Captains Neck are not entitled to membership units of dMY Sponsor LLC, which was formed by Harry L. You, the co-founder
and former President and Chief Financial Officer of GTY when Glatt was still working at GTY. The underlying lawsuit contains claims arising from Glatt’s termination of employment from GTY, including theft and misappropriation of confidential GTY information, breach of contract, breach of the duties of loyalty and fiduciary duty and conversion. Glatt responded to the underlying lawsuit by adding members of the Sponsor and officers of dMY as additional counterclaim defendants (collectively with the dMY Defendants Glatt and Captains neck, the “Counterclaim Defendants”) and adding Dune Acquisition Holdings LLC, a newly formed special purpose acquisition company, as a counterclaimant and asserting claims for breach of contract, fraudulent misrepresentation, negligent misrepresentation, tortious interference with business relations, quantum meruit and unjust enrichment. dMY, and now the Company, has never employed Glatt and has no business agreements with him. The Counterclaim Defendants have denied the claims against them and have filed a motion to dismiss the suit. Although the outcome of this matter cannot be predicted with certainty and the impact of the final resolution of this matter on the Company’s results of operations in a particular subsequent reporting period is not known, management does not believe that the resolution of this matter will have a material adverse effect on the Company’s future consolidated financial position, future results of operations or cash flows.